Income Taxes (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Differences between benefit from income taxes and income taxes statutory federal income tax rate
Tax expense (benefit) at federal statutory rate, amount	$ (1,959,000)	$ (2,017,000)
State taxes, net of federal benefit, amount	(336,000)	(361,200)
Other, amount	95,800	79,000
Net operating loss carryforward, amount	2,200,000	2,300,000
Tax expense at actual rate, amount	$ 800	$ 800
Tax expense (benefit) at federal statutory rate, Rate	(34.00%)	(34.00%)
State taxes, net of federal benefit, Rate	(5.80%)	(6.10%)
Other, Rate	1.60%	1.40%
Net operating loss carryforward, Rate	38.20%	38.70%
Tax expense at actual rate, Rate	0.00%	0.00%